Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [Abstract]
Selling and Administrative Expenses
Selling and administrative expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Salaries	￦	734,930	735,383	757,819
Retirement benefit expense		72,812	71,094	65,107
Welfare and benefit expense		162,243	179,406	132,089
Insurance expense		11,513	15,414	12,181
Depreciation		169,431	190,245	214,499
Amortization of intangible assets		35,171	44,990	54,153
Bad debt expense		38,719	126,714	39,784
Commission		605,879	673,740	714,096
Advertising expense		34,658	114,519	30,894
Training expense		6,314	7,027	6,277
Vehicle maintenance expense		10,390	9,998	10,148
Publishing expense		3,643	3,672	3,307
Business promotion expense		3,477	3,700	2,785
Rent expense		40,020	38,380	42,851
Telecommunication expense		25,448	24,916	23,505
Transportation expense		596	495	686
Taxes and dues		46,531	48,395	46,424
Expendable supplies expense		6,834	7,731	6,166
Water, light and heating expense		9,720	10,545	12,629
Repairs and maintenance expense		75,122	63,477	62,580
Ordinary development expense		188,063	211,417	215,494
Travel expense		16,115	16,658	14,363
Clothing expense		8,273	8,410	10,108
Survey and analysis expense		666	698	705
Membership fee		1,132	1,122	1,043
Others		331,532	154,709	148,197

	￦	2,639,232	2,762,855	2,627,890

Other selling and administrative expenses
Other selling and administrative expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Accommodation development expenses	￦	186,896	55,799	52,822
Miscellaneous wages		31,907	32,300	32,447
Litigation and filing expenses		12,328	11,881	12,853
Compensation for damages		60,341	12,297	19,193
Outsourcing expenses		3,530	2,647	3,036
Reward expenses		3,267	2,786	2,713
Overseas market development expenses		2,177	1,876	1,361
Others		31,086	35,123	23,772

	￦	331,532	154,709	148,197